Related Parties (Details 2) - THCAP [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Retainer fee		$ 28	$ 44
Directors fee	$ 6	8	7
Total	$ 6	$ 36	$ 51